UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2026

Item 1:	Report(s) to Shareholders.

Class A

LAVLX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-16-A

08/26

Class C

LMCCX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-676-C

08/26

Class F

LMCFX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1019-F

08/26

Class F3

LOVLX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8958-F3

08/26

Class I

LMCYX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-604-I

08/26

Class P

LMCPX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$64	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-697-P

08/26

Class R2

LMCQX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$72	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1089-R2

08/26

Class R3

LMCRX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2063-R3

08/26

Class R4

LMCSX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8714-R4

08/26

Class R5

LMCTX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8746-R5

08/26

Class R6

LMCHX

Lord Abbett Mid Cap Stock Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,197,034,632
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.84%
Consumer Discretionary	6.41%
Consumer Staples	2.96%
Energy	5.97%
Financials	16.78%
Health Care	11.31%
Industrials	19.92%
Information Technology	21.28%
Materials	5.99%
Real Estate	1.57%
Utilities	6.24%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8778-R6

08/26

(b)	Not applicable.

Item 2:	Code of Ethics.
(a)	Not applicable.

(b)	Not applicable.

(c)	The Registrant has not amended its Sarbanes-Oxley Code of Ethics for the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”) during the six-month period ended June 30, 2026 (the “Period”). Subsequent to the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment adviser contract is included as part of the report to shareholders filed under Item 1 (a) of this form N-CSR.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Mid Cap Stock Fund

For the six-month period ended June 30, 2026

Table of Contents

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

6	Statement of Operations (Item 7)

7	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

12	Notes to Financial Statements (Item 7)

23	Changes in and Disagreements with Accountants (Item 8)

23	Proxy Disclosures (Item 9)

23	Remuneration Paid to Directors, Officers, and Others (Item 10)

23	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.44%

COMMON STOCKS 99.44%

Banks 3.45%
Citizens Financial Group, Inc.	237,750	$16,659,143
East West Bancorp, Inc.	190,450	24,585,190
Total		41,244,333

Beverages 2.96%
Carlsberg AS Class B(a)	172,383	22,557,941
Coca-Cola Consolidated, Inc.	67,580	12,902,374
Total		35,460,315

Biotechnology 4.15%
Biogen, Inc.*	89,692	19,378,853
United Therapeutics Corp.*	55,996	30,340,313
Total		49,719,166

Building Products 1.61%
Lennox International, Inc.	33,705	19,311,280

Capital Markets 5.24%
Affiliated Managers Group, Inc.	60,820	20,581,488
SEI Investments Co.	287,980	25,258,726
TPG, Inc.	417,345	16,923,340
Total		62,763,554

Chemicals 3.06%
CF Industries Holdings, Inc.	144,580	15,652,231
Element Solutions, Inc.	440,050	21,012,387
Total		36,664,618

Construction & Engineering 4.74%
EMCOR Group, Inc.	19,470	16,157,764
Valmont Industries, Inc.	38,300	22,122,080
WillScot Holdings Corp.	638,120	18,416,143
Total		56,695,987
Investments	Shares	Fair Value
Construction Materials 0.95%
CRH PLC (Ireland)(b)	105,989	$11,340,823

Electric: Utilities 4.69%
Entergy Corp.	184,988	21,247,721
FirstEnergy Corp.	318,057	15,120,430
IDACORP, Inc.	130,570	19,755,241
Total		56,123,392

Electrical Equipment 2.89%
Hubbell, Inc.	33,580	17,569,056
Sensata Technologies Holding PLC	355,950	16,993,053
Total		34,562,109

Electronic Equipment, Instruments & Components 14.93%
Belden, Inc.	131,282	15,742,025
CDW Corp.	88,000	12,376,320
Jabil, Inc.	78,390	30,217,777
Keysight Technologies, Inc.*	91,653	32,084,966
Littelfuse, Inc.	66,850	30,438,810
TD SYNNEX Corp.	112,706	30,130,822
Teledyne Technologies, Inc.*	41,500	27,676,350
Total		178,667,070

Energy Equipment & Services 1.50%
Halliburton Co.	528,830	17,953,779

Ground Transportation 2.47%
Landstar System, Inc.	143,162	29,607,333

Health Care Providers & Services 4.42%
Cencora, Inc.	45,638	12,914,641
Labcorp Holdings, Inc.	67,833	18,993,240
Molina Healthcare, Inc.*	92,000	21,040,400
Total		52,948,281

Hotels, Restaurants & Leisure 2.66%
Expedia Group, Inc.	70,620	18,070,246
Yum! Brands, Inc.	86,350	13,803,911
Total		31,874,157

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Insurance 8.12%
Aon PLC Class A (United Kingdom)(b)	65,877	$21,850,742
Arch Capital Group Ltd.*	125,431	12,174,333
Arthur J Gallagher & Co.	53,775	12,345,127
Assurant, Inc.	98,230	26,377,702
White Mountains Insurance Group Ltd.	11,803	24,472,222
Total		97,220,126

Life Sciences Tools & Services 1.35%
IQVIA Holdings, Inc.*	83,633	16,159,568

Machinery 5.08%
Lincoln Electric Holdings, Inc.	65,050	17,271,426
Middleby Corp.*	75,504	12,987,443
Mueller Industries, Inc.	140,870	17,317,149
Parker-Hannifin Corp.	13,509	13,213,423
Total		60,789,441

Media 0.85%
Nexstar Media Group, Inc.	56,590	10,106,408

Metals & Mining 1.99%
Steel Dynamics, Inc.	103,960	23,854,662

Multi-Utilities 1.56%
CMS Energy Corp.	243,745	18,646,492

Oil, Gas & Consumable Fuels 4.48%
Expand Energy Corp.	134,790	12,291,500
Permian Resources Corp. Class A	1,073,389	19,761,092
Williams Cos., Inc.	290,530	21,598,000
Total		53,650,592
Investments	Shares	Fair Value
Pharmaceuticals 1.40%
Teva Pharmaceutical Industries Ltd. ADR*	494,451	$16,752,000

Professional Services 0.98%
CACI International, Inc. Class A*	25,314	11,726,964

Real Estate Management & Development 1.57%
CBRE Group, Inc. Class A*	139,896	18,842,592

Semiconductors & Semiconductor Equipment 3.78%
Silicon Motion Technology Corp. ADR	135,760	45,252,881

Software 0.90%
Descartes Systems Group, Inc. (Canada)*(b)	155,130	10,741,201

Specialty Retail 3.76%
Dick’s Sporting Goods, Inc.	117,640	26,681,928
Ross Stores, Inc.	86,180	18,343,413
Total		45,025,341

Technology Hardware, Storage & Peripherals 1.71%
NetApp, Inc.	132,187	20,457,260

Trading Companies & Distributors 2.19%
AerCap Holdings NV (Ireland)(b)	179,857	26,219,553
Total Common Stocks (cost $873,978,327)		1,190,381,278

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.73%

REPURCHASE AGREEMENTS 0.73%

Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $8,983,500 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $8,917,515; proceeds: $8,743,351 (cost $8,742,561)	$8,742,561	$8,742,561
Total Investments in Securities 100.17% (cost $882,720,888)		1,199,123,839
Other Assets and Liabilities – Net (0.17)%		(2,089,207)
Net Assets 100.00%		$1,197,034,632

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$12,902,374	$22,557,941	$–	$35,460,315
Remaining Industries	1,154,920,963	–	–	1,154,920,963
Short-Term Investments
Repurchase Agreements	–	8,742,561	–	8,742,561
Total	$1,167,823,337	$31,300,502	$–	$1,199,123,839

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$882,720,888
Investments in securities, at fair value	$1,199,123,839
Cash	10
Foreign cash, at value (cost $266)	267
Receivables:
Interest and dividends	481,966
Capital shares sold	112,146
Securities lending income	99
Prepaid expenses	42,575
Total assets	1,199,760,902
LIABILITIES:
Payables:
12b-1 distribution plan	805,792
Capital shares reacquired	694,903
Management fee	566,908
Directors’ fees	367,273
Fund administration	39,106
Accrued expenses	252,288
Total liabilities	2,726,270
Commitments and contingent liabilities	–
NET ASSETS	$1,197,034,632
COMPOSITION OF NET ASSETS:
Paid-in capital	$779,496,040
Total distributable earnings/(loss)	417,538,592
Net Assets	$1,197,034,632

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2026

Net assets by class:
Class A Shares	$912,680,598
Class C Shares	$5,182,975
Class F Shares	$23,390,216
Class F3 Shares	$26,549,730
Class I Shares	$148,896,063
Class P Shares	$24,041,181
Class R2 Shares	$1,565,009
Class R3 Shares	$20,109,197
Class R4 Shares	$10,146,086
Class R5 Shares	$3,986,040
Class R6 Shares	$20,487,537
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	23,752,886
Class C Shares (200 million shares of common stock authorized, $.001 par value)	151,860
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	615,585
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	690,772
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	3,924,270
Class P Shares (200 million shares of common stock authorized, $.001 par value)	656,581
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	41,694
Class R3 Shares (381.6 million shares of common stock authorized, $.001 par value)	531,256
Class R4 Shares (381.6 million shares of common stock authorized, $.001 par value)	265,011
Class R5 Shares (381.6 million shares of common stock authorized, $.001 par value)	105,120
Class R6 Shares (381.6 million shares of common stock authorized, $.001 par value)	533,281
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$38.42
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$40.76
Class C Shares-Net asset value	$34.13
Class F Shares-Net asset value	$38.00
Class F3 Shares-Net asset value	$38.43
Class I Shares-Net asset value	$37.94
Class P Shares-Net asset value	$36.62
Class R2 Shares-Net asset value	$37.54
Class R3 Shares-Net asset value	$37.85
Class R4 Shares-Net asset value	$38.29
Class R5 Shares-Net asset value	$37.92
Class R6 Shares-Net asset value	$38.42

See Notes to Financial Statements.	5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividends (net of foreign withholding taxes of $117,162)	$8,125,408
Securities lending net income	282
Interest and other	145,536
Total investment income	8,271,226
Expenses:
Management fee	3,314,923
12b-1 distribution plan–Class A	1,084,282
12b-1 distribution plan–Class C	27,938
12b-1 distribution plan–Class F	10,939
12b-1 distribution plan–Class P	51,535
12b-1 distribution plan–Class R2	4,473
12b-1 distribution plan–Class R3	47,156
12b-1 distribution plan–Class R4	13,028
Shareholder servicing	470,297
Fund administration	227,506
Registration	81,809
Reports to shareholders	43,542
Professional	27,428
Directors’ fees	15,317
Custody	7,640
Other	71,530
Gross expenses	5,499,343
Fees waived and expenses reimbursed (See Note 3)	(7,640)
Net expenses	5,491,703
Net investment income	2,779,523
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	79,890,849
Net realized gain/(loss) on foreign currency related transactions	4,349
Net change in unrealized appreciation/(depreciation) on investments	66,741,163
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,971)
Net realized and unrealized gain/(loss)	146,626,390
Net Increase in Net Assets Resulting From Operations	$149,405,913

6	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$2,779,523	$6,260,105
Net realized gain/(loss)	79,895,198	47,621,237
Net change in unrealized appreciation/(depreciation)	66,731,192	23,377,892
Net increase in net assets resulting from operations	149,405,913	77,259,234
Distributions to Shareholders:
Class A	–	(58,865,608)
Class C	–	(484,768)
Class F	–	(1,538,634)
Class F3	–	(1,662,780)
Class I	–	(9,931,586)
Class P	–	(1,652,230)
Class R2	–	(108,952)
Class R3	–	(1,218,919)
Class R4	–	(736,065)
Class R5	–	(271,570)
Class R6	–	(1,260,938)
Total distribution to shareholders	–	(77,732,050)

Capital share transactions (See Note 12):
Net proceeds from sales of shares	23,520,539	52,760,875
Reinvestment of distributions	–	70,311,261
Cost of shares reacquired	(87,518,444)	(172,785,367)
Net decrease in net assets resulting from capital share transactions	(63,997,905)	(49,713,231)
Net increase (decrease) in net assets	85,408,008	(50,186,047)
NET ASSETS:
Beginning of period	$1,111,626,624	$1,161,812,671
End of period	$1,197,034,632	$1,111,626,624

See Notes to Financial Statements.	7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2026(c)	$33.76	$0.08	$4.58	$4.66	$—	$—	$—
12/31/2025	33.75	0.18	2.20	2.38	(0.15)	(2.22)	(2.37)
12/31/2024	32.11	0.26	4.65	4.91	(0.20)	(3.07)	(3.27)
12/31/2023	28.15	0.23	4.12	4.35	(0.17)	(0.22)	(0.39)
12/31/2022	34.35	0.33	(4.17)	(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	29.02	0.25	8.01	8.26	(0.27)	(2.66)	(2.93)
Class C
6/30/2026(c)	30.10	(0.05)	4.08	4.03	—	—	—
12/31/2025	30.42	(0.07)	1.97	1.90	—	(2.22)	(2.22)
12/31/2024	29.26	— (f)	4.23	4.23	—	(3.07)	(3.07)
12/31/2023	25.72	0.01	3.75	3.76	—	(0.22)	(0.22)
12/31/2022	31.59	0.09	(3.84)	(3.75)	(0.06)	(2.06)	(2.12)
12/31/2021	26.88	—	7.39	7.39	(0.02)	(2.66)	(2.68)
Class F
6/30/2026(c)	33.36	0.10	4.54	4.64	—	—	—
12/31/2025	33.38	0.23	2.18	2.41	(0.21)	(2.22)	(2.43)
12/31/2024	31.80	0.31	4.61	4.92	(0.27)	(3.07)	(3.34)
12/31/2023	27.86	0.25	4.11	4.36	(0.20)	(0.22)	(0.42)
12/31/2022	34.02	0.37	(4.13)	(3.76)	(0.34)	(2.06)	(2.40)
12/31/2021	28.76	0.30	7.94	8.24	(0.32)	(2.66)	(2.98)
Class F3
6/30/2026(c)	33.71	0.14	4.58	4.72	—	—	—
12/31/2025	33.68	0.29	2.20	2.49	(0.24)	(2.22)	(2.46)
12/31/2024	32.05	0.38	4.65	5.03	(0.33)	(3.07)	(3.40)
12/31/2023	28.07	0.33	4.12	4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.24	0.44	(4.16)	(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.92	0.37	7.97	8.34	(0.36)	(2.66)	(3.02)
Class I
6/30/2026(c)	33.30	0.12	4.52	4.64	—	—	—
12/31/2025	33.32	0.26	2.18	2.44	(0.24)	(2.22)	(2.46)
12/31/2024	31.76	0.35	4.61	4.96	(0.33)	(3.07)	(3.40)
12/31/2023	27.84	0.30	4.09	4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.01	0.40	(4.13)	(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.76	0.33	7.93	8.26	(0.35)	(2.66)	(3.01)
Class P
6/30/2026(c)	32.20	0.04	4.38	4.42	—	—	—
12/31/2025	32.30	0.11	2.10	2.21	(0.09)	(2.22)	(2.31)
12/31/2024	30.86	0.18	4.46	4.64	(0.13)	(3.07)	(3.20)
12/31/2023	27.06	0.16	3.97	4.13	(0.11)	(0.22)	(0.33)
12/31/2022	33.13	0.26	(4.03)	(3.77)	(0.24)	(2.06)	(2.30)
12/31/2021	28.07	0.18	7.74	7.92	(0.20)	(2.66)	(2.86)

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$38.42	13.80	(d)	1.00	(e)	1.00	(e)	0.45	(e)	$912,681	39	(d)
33.76	7.27		1.01		1.01		0.53		849,533	45
33.75	15.05		1.02		1.02		0.74		890,344	53
32.11	15.50		1.03		1.03		0.77		857,001	41
28.15	(11.06)		1.01		1.01		1.08		808,839	40
34.35	28.88		0.98		0.98		0.74		1,002,000	61

34.13	13.39	(d)	1.75	(e)	1.75	(e)	(0.29	)(e)	5,183	39	(d)
30.10	6.46		1.76		1.77		(0.22)		6,074	45
30.42	14.19		1.77		1.77		(0.01)		9,904	53
29.26	14.66		1.78		1.78		0.02		12,577	41
25.72	(11.76)		1.76		1.76		0.33		23,867	40
31.59	27.96		1.73		1.73		(0.01)		35,761	61

38.00	13.91	(d)	0.85	(e)	0.85	(e)	0.60	(e)	23,390	39	(d)
33.36	7.42		0.86		0.86		0.68		21,523	45
33.38	15.22		0.87		0.87		0.89		22,347	53
31.80	15.69		0.88		0.88		0.87		23,333	41
27.86	(10.93)		0.85		0.85		1.19		62,473	40
34.02	29.09		0.83		0.83		0.89		135,505	61

38.43	14.00	(d)	0.68	(e)	0.68	(e)	0.78	(e)	26,550	39	(d)
33.71	7.60		0.68		0.69		0.86		23,828	45
33.68	15.43		0.68		0.68		1.09		21,712	53
32.05	15.94		0.68		0.68		1.11		21,250	41
28.07	(10.78)		0.67		0.67		1.42		19,312	40
34.24	29.29		0.64		0.64		1.07		24,037	61

37.94	13.97	(d)	0.75	(e)	0.75	(e)	0.70	(e)	148,896	39	(d)
33.30	7.54		0.76		0.76		0.78		136,254	45
33.32	15.32		0.77		0.77		1.00		139,668	53
31.76	15.80		0.78		0.78		1.03		132,185	41
27.84	(10.85)		0.75		0.75		1.31		86,662	40
34.01	29.19		0.73		0.73		0.99		212,934	61

36.62	13.73	(d)	1.20	(e)	1.20	(e)	0.25	(e)	24,041	39	(d)
32.20	7.05		1.21		1.21		0.33		22,505	45
32.30	14.82		1.22		1.22		0.54		25,622	53
30.86	15.27		1.23		1.23		0.57		25,777	41
27.06	(11.27)		1.21		1.21		0.88		26,568	40
33.13	28.64		1.18		1.18		0.54		34,019	61

See Notes to Financial Statements.	9

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2026(c)	$33.04	$0.02	$4.48	$4.50	$—	$—	$—
12/31/2025	33.05	0.06	2.16	2.22	(0.01)	(2.22)	(2.23)
12/31/2024	31.52	0.14	4.55	4.69	(0.09)	(3.07)	(3.16)
12/31/2023	27.64	0.12	4.05	4.17	(0.07)	(0.22)	(0.29)
12/31/2022	33.79	0.22	(4.11)	(3.89)	(0.20)	(2.06)	(2.26)
12/31/2021	28.58	0.13	7.88	8.01	(0.14)	(2.66)	(2.80)
Class R3
6/30/2026(c)	33.30	0.04	4.51	4.55	—	—	—
12/31/2025	33.33	0.09	2.17	2.26	(0.07)	(2.22)	(2.29)
12/31/2024	31.75	0.17	4.59	4.76	(0.11)	(3.07)	(3.18)
12/31/2023	27.83	0.15	4.08	4.23	(0.09)	(0.22)	(0.31)
12/31/2022	33.99	0.25	(4.13)	(3.88)	(0.22)	(2.06)	(2.28)
12/31/2021	28.74	0.17	7.92	8.09	(0.18)	(2.66)	(2.84)
Class R4
6/30/2026(c)	33.64	0.08	4.57	4.65	—	—	—
12/31/2025	33.64	0.18	2.20	2.38	(0.16)	(2.22)	(2.38)
12/31/2024	32.02	0.26	4.63	4.89	(0.20)	(3.07)	(3.27)
12/31/2023	28.07	0.23	4.12	4.35	(0.18)	(0.22)	(0.40)
12/31/2022	34.27	0.33	(4.17)	(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	28.92	0.24	7.99	8.23	(0.22)	(2.66)	(2.88)
Class R5
6/30/2026(c)	33.28	0.12	4.52	4.64	—	—	—
12/31/2025	33.30	0.26	2.18	2.44	(0.24)	(2.22)	(2.46)
12/31/2024	31.75	0.35	4.60	4.95	(0.33)	(3.07)	(3.40)
12/31/2023	27.83	0.30	4.09	4.39	(0.25)	(0.22)	(0.47)
12/31/2022	34.00	0.40	(4.13)	(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.75	0.34	7.92	8.26	(0.35)	(2.66)	(3.01)
Class R6
6/30/2026(c)	33.70	0.14	4.58	4.72	—	—	—
12/31/2025	33.67	0.28	2.21	2.49	(0.24)	(2.22)	(2.46)
12/31/2024	32.04	0.38	4.65	5.03	(0.33)	(3.07)	(3.40)
12/31/2023	28.06	0.33	4.12	4.45	(0.25)	(0.22)	(0.47)
12/31/2022	34.23	0.44	(4.16)	(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.91	0.37	7.97	8.34	(0.36)	(2.66)	(3.02)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$37.54	13.62	(d)	1.35	(e)	1.35	(e)	0.11	(e)	$1,565	39	(d)
33.04	6.91		1.36		1.36		0.18		1,468	45
33.05	14.62		1.38		1.38		0.40		2,023	53
31.52	15.12		1.38		1.38		0.42		1,772	41
27.64	(11.40)		1.36		1.36		0.74		1,800	40
33.79	28.46		1.33		1.33		0.39		2,054	61

37.85	13.66	(d)	1.25	(e)	1.25	(e)	0.20	(e)	20,109	39	(d)
33.30	7.03		1.26		1.26		0.28		18,248	45
33.33	14.72		1.27		1.27		0.49		18,464	53
31.75	15.25		1.28		1.28		0.52		17,682	41
27.83	(11.31)		1.26		1.26		0.83		16,486	40
33.99	28.58		1.23		1.23		0.49		22,910	61

38.29	13.82	(d)	1.00	(e)	1.00	(e)	0.48	(e)	10,146	39	(d)
33.64	7.28		1.01		1.01		0.53		10,972	45
33.64	15.03		1.02		1.02		0.74		10,272	53
32.02	15.53		1.03		1.03		0.77		9,648	41
28.07	(11.09)		1.01		1.01		1.09		8,032	40
34.27	28.90		0.98		0.98		0.73		8,477	61

37.92	13.98	(d)	0.75	(e)	0.75	(e)	0.70	(e)	3,986	39	(d)
33.28	7.51		0.76		0.76		0.78		4,037	45
33.30	15.33		0.77		0.77		1.00		3,522	53
31.75	15.81		0.78		0.78		1.02		3,400	41
27.83	(10.85)		0.76		0.76		1.33		3,358	40
34.00	29.20		0.73		0.73		1.00		4,211	61

38.42	14.01	(d)	0.68	(e)	0.68	(e)	0.77	(e)	20,488	39	(d)
33.70	7.61		0.68		0.69		0.85		17,185	45
33.67	15.44		0.68		0.68		1.09		17,934	53
32.04	15.95		0.68		0.68		1.11		16,322	41
28.06	(10.79)		0.67		0.67		1.42		14,204	40
34.23	29.30		0.64		0.64		1.07		19,102	61

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in ASC Topic 280 - Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term

Notes to Financial Statements (unaudited)(continued)

strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Notes to Financial Statements (unaudited)(continued)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense,and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .58% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $7,640 of certain fees and expenses during the six months ended June 30, 2026.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

(2)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2026:

Distributor Commissions	Dealers’ Concessions
$6,349	$41,296

The Distributor received CDSCs of $1,000 and $37 for Class A and Class C shares, respectively, for the six months ended June 30, 2026.

Notes to Financial Statements (unaudited)(continued)

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Mid Cap Stock Fund	$6,061,358	$71,670,692	$ –	$77,732,050

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mid Cap Stock Fund	$882,232,794	$324,878,103	$(7,987,058)	$316,891,045

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$450,683,214	$ –	$513,308,657

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market

Notes to Financial Statements (unaudited)(continued)

price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may

Notes to Financial Statements (unaudited)(continued)

hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	204,979	$7,402,039	583,568	$19,478,718
Reinvestment of distributions	—	—	1,606,924	53,667,646
Shares reacquired	(1,616,013)	(58,081,071)	(3,406,270)	(113,788,615)
Decrease	(1,411,034)	$(50,679,032)	(1,215,778)	$(40,642,251)

Class C Shares
Shares sold	3,499	$111,276	17,781	$525,647
Reinvestment of distributions	—	—	16,091	478,849
Shares reacquired	(53,438)	(1,697,618)	(157,653)	(4,741,515)
Decrease	(49,939)	$(1,586,342)	(123,781)	$(3,737,019)

Class F Shares
Shares sold	19,686	$670,659	32,487	$1,088,847
Reinvestment of distributions	—	—	40,934	1,352,324
Shares reacquired	(49,266)	(1,726,778)	(97,803)	(3,223,397)
Decrease	(29,580)	$(1,056,119)	(24,382)	$(782,226)

Class F3 Shares
Shares sold	52,531	$1,879,971	147,875	$4,980,400
Reinvestment of distributions	—	—	49,453	1,652,212
Shares reacquired	(68,508)	(2,440,070)	(135,250)	(4,499,823)
Increase (decrease)	(15,977)	$(560,099)	62,078	$2,132,789

Class I Shares
Shares sold	259,054	$9,016,280	548,257	$18,055,851
Reinvestment of distributions	—	—	266,730	8,799,359
Shares reacquired	(427,074)	(15,079,857)	(915,005)	(30,183,585)
Decrease	(168,020)	$(6,063,577)	(100,018)	$(3,328,375)

Class P Shares
Shares sold	14,452	$491,332	62,765	$1,991,076
Reinvestment of distributions	—	—	51,617	1,644,271
Shares reacquired	(56,721)	(1,931,779)	(208,713)	(6,666,415)
Decrease	(42,269)	$(1,440,447)	(94,331)	$(3,031,068)

Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	1,485	$51,690	5,888	$194,901
Reinvestment of distributions	—	—	3,294	107,286
Shares reacquired	(4,236)	(142,493)	(25,957)	(851,796)
Decrease	(2,751)	$(90,803)	(16,775)	$(549,609)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025

Class R3 Shares
Shares sold	21,349	$748,683	40,417	$1,322,597
Reinvestment of distributions	—	—	37,037	1,218,919
Shares reacquired	(38,091)	(1,346,977)	(83,490)	(2,769,536)
Decrease	(16,742)	$(598,294)	(6,036)	$(228,020)

Class R4 Shares
Shares sold	14,376	$508,613	46,536	$1,542,425
Reinvestment of distributions	—	—	15,431	513,803
Shares reacquired	(75,533)	(2,608,177)	(41,133)	(1,368,352)
Increase (decrease)	(61,157)	$(2,099,564)	20,834	$687,876

Class R5 Shares
Shares sold	6,566	$230,587	29,332	$968,533
Reinvestment of distributions	—	—	1,457	48,059
Shares reacquired	(22,773)	(797,883)	(15,253)	(500,693)
Increase (decrease)	(16,207)	$(567,296)	15,536	$515,899

Class R6 Shares
Shares sold	69,881	$2,409,409	77,594	$2,611,880
Reinvestment of distributions	—	—	24,821	828,533
Shares reacquired	(46,538)	(1,665,741)	(125,172)	(4,191,640)
Increase (decrease)	23,343	$743,668	(22,757)	$(751,227)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of two benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two benchmarks as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period but below the median of the performance peer group for the one-, five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (8/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and interim principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Financial Officer and Senior Financial Officers is attached hereto as part of EX-99. CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 26, 2026

By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)

Date: August 26, 2026